Income Taxes - Expected Income Tax Expense at Canadian Statutory Rates Reconciled to Income Tax Expense (Detail) (CAD) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Statutory federal and provincial income tax rate			26.31%	26.32%	26.09%
Expected income tax expense at Canadian enacted statutory tax rates			536	296	166
Increase (decrease) in taxes resulting from:
Items not subject to tax			(5)	(6)	(4)
Canadian tax rate differentials			(1)	(1)	(1)
Foreign tax rate differentials			36	(36)	(17)
Effect of tax rate increases				7	11
Tax credits					(4)
Other			(4)	(10)	1
Income tax expense	7	11	562	250	152